AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 11, 2019.

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded

Self-Indexed Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young, LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of January, 2019.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	January 11, 2019

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	January 11, 2019

/s/ Anna Paglia Anna Paglia	Secretary	January 11, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	January 11, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	January 11, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	January 11, 2019

*/s/ Marc M. Kole Marc M. Kole	Trustee	January 11, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	January 11, 2019

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	January 11, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	January 11, 2019

*By: /s/ Anna Paglia		January 11, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with the initial N-1A to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit
Ex - 101.ins	XBRL Instance Document
Ex - 101.sch	XBRL Taxonomy Extension Schema Document
Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document
Ex - 101.lab	XBRL Taxonomy Extension Label Linkbase Document
Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document